Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2026
Statement of cash flows, additional disclosures [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
The changes in non-cash working capital are as follows:

	Years ended March 31,
	2026	2025(1)
	$	$
Accounts receivable	(8,149)	4,178
Biological assets	(58,323)	(54,238)
Inventory	65,762	52,218
Prepaid and other current assets	(763)	(1,800)
Accounts payable and accrued liabilities	(8,044)	7,130
Income taxes payable	(187)	7,872
Deferred revenue	261	(292)
Deferred taxes	(191)	(1,837)
Provisions	420	974
Changes in non-cash working capital	(9,214)	14,205
(1) Comparative information has been adjusted for the discontinued operations see Note 6.

Additional supplementary cash flow information is as follows:

	Years ended March 31,
	2026	2025
	$	$
Property, plant and equipment in accounts payable	1,463	(818)
Right-of-use asset additions	727	6,106
Amortization of prepaids	20,281	11,854
Interest paid	2,355	2,923
Interest received	(2,467)	(6,300)
Income taxes paid	759	928
Included in restricted cash as of March 31, 2026 is $2.6 million (March 31, 2025 – $3.4 million) attributed to collateral held for letters of credit and corporate credit cards, $0.1 million (March 31, 2025 - $0.1 million) attributed to international subsidiaries and $45.1 million (March 31, 2025 – $43.9 million) of funds reserved for the segregated cell program for insurance coverage and not held for the purpose of meeting short term cash commitments.